Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' equity [Abstract]
Details of Other Components of Equity
Details of other components of equity as of December 31, 2023, 2022 and 2021, as follows:

	Legal reserve	Defined benefit plan	Premium on convertible obligations	Translation result	Revaluation surplus		Total
Balance as of December 31, 2020	$216,948	$(116,102)	$77,106	$(247,668)	$1,069,391		$999,675
Defined benefit plan	-	33,691	-	-	-		33,691
Reclassification from disposal of properties and depreciation	-	-	-	-	(332,151)	(b)	(332,151)
Total before taxes	-	33,691	-	-	(332,151)		(298,460)

Tax expense	-	(10,107)	-	-	87,360		77,253
Total net of taxes	-	23,584	-	-	(244,791)		(221,207)
Balance as of December 31, 2021	$216,948	$(92,518)	$77,106	$(247,668)	$824,600		$778,468
Defined benefit plan	-	31,122	-	-	-		31,122
Reclassification from disposal of properties and depreciation	-	-	-	-	(88,630)	(a)	(88,630)
Total before taxes	-	31,122	-	-	(88,630)		(57,508)

Tax expense	-	(9,337)	-	-	17,469		8,132
Total net of taxes	-	21,785	-	-	(71,161)		(49,376)
Balance as of December 31, 2022	$216,948	$(70,733)	$77,106	$(247,668)	$753,439		$729,092

Defined benefit plan	-	8,453	-	-	-		8,453
Reclassification from disposal of properties and depreciation	-	-	-	-	(41,797)	(a)	(41,797)
Total before taxes	-	8,453	-	-	(41,797)		(33,344)

Tax expense	-	(2,536)	-	-	12,639		10,103
Total net of taxes	-	5,917	-	-	(29,158)		(23,241)
Balance as of December 31, 2023	$216,948	$(64,816)	$77,106	$(247,668)	$724,281		$705,851

(a)	It corresponds to the reclassification of the revaluation surplus to accumulated results from the sale of properties, as well as the depreciation for the period of revaluation of properties.

(b)	Includes the adjustment of assets available for sale at their fair value, for an amount of $291,200.